INVENTORIES (Schedule of Inventory) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials, parts and supplies	$ 6,638	$ 5,885
Work in progress and assembled raw materials	15,409	10,548
Finished products	5,156	4,676
Inventory, Net	$ 27,203	$ 21,109